Financial assets and liabilities - Equity Price Exposures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 1	$ (81)	$ 19	$ (6)
Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 1		$ 19
Percentage of possible change in risk variable	5.00%		5.00%
Reasonably possible change in risk variable impact on net earnings	$ 33		$ 33
Forward contract | Settlement of share-based compensation plans | Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ 34		$ 34		$ 48